Loan and Interest expense (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
Loan amount		$ 3,000,000
Interest rate percentage		12.00%
Repayments of loan	$ 125,000
Interest paid on debt	$ 30,000